Long-term Borrowings (Narrative) (Details) (Details) (Shanghai Commercial & Savings Bank [Member]) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Schedule of Long Term Borrowings [Line Items]
Long-term borrowings			$ 117.0	718.8	$ 55.0	335.3
Interest rate			2.75%	2.75%	2.75%	2.75%
Early-repaid of long-term borrowings	20.0	124.4	55.0	337.9
Weighted average long-term borrowings				567.5